Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent	4.24%	3.19%	2.13%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	4.24%	3.19%	2.13%
Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.24%	3.19%	2.13%